Notes Related to the Consolidated Statement of Income (Loss) - Summary of Reconciliation of Effective Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before tax	€ (38,224)	€ (33,533)	€ (21,902)
Theoretical tax expense or income	10,703	11,545	7,541
Current year loss not capitalized	(11,222)	(12,071)	(8,303)
CICE (employment and competitiveness tax credit) not included in taxable income	35	34	24
Research tax credits	1,225	1,097	1,144
Tax rate differences			(51)
Share-based compensation expense	(686)	(592)	(398)
Permanent differences	(54)	(10)
Other differences	(2)		33
Effective tax (loss)/income	€ (2)	€ 3	€ (10)